REPORT FROM THE INVESTMENT ADVISER
--------------------------------------------------------------------------------

To Our Shareholders:

We are pleased to send you this annual report, which covers the 12 months ended December 31, 1998.

The Correspondent Cash Reserves Money Market and Tax Free Money Market Portfolios are open-end, diversified money market funds that seek to provide investors with a high level of current income while preserving capital and maintaining liquidity. The Tax Free Money Market Portfolio seeks to provide income that is exempt from federal income tax.*

The Money Market Portfolio, which exceeds $1.38 billion in net assets under management, as of December 31, 1998, invests in a diversified selection of high quality, short-term money market instruments -- such as U.S. Treasury Bills, short-term corporate obligations and commercial paper. The Tax Free Money Market Portfolio invests in a wide variety of short-term, tax-exempt securities issued by state, county and municipal authorities. Both Portfolios may invest in instruments rated in either of the top two rating categories established by nationally recognized credit rating agencies.**

Following this letter, you will find a pie-chart analysis of the Portfolios, as well as their performance for the current period. The schedules of the Portfolios' investments are included in the financial report that follows the performance table. All investments are actively monitored to ensure that they maintain their quality and investment suitability.

ECONOMIC OVERVIEW

Throughout much of the year, global markets were struck by seemingly continuous waves of bad news. First, the financial crisis in Asia resisted initial remedies and seriously depressed what had been the most robust region in the world. Then, in mid-summer, came the news that Russia's economic troubles were worsening, a situation that became a crisis when that country defaulted on $40 billion worth of government debt. The markets were thrown into even greater turmoil when Long-Term Capital Management -- a powerful hedge fund whose fortune rested on highly leveraged positions -- found itself on the wrong side of billions of dollars worth of interest-rate bets. The possibility that the hedge fund's troubles could damage the world's fixed-income markets so rattled investors that the Federal Reserve Board (the Fed) took the remarkable step of engineering a bailout, with the help of a coalition of banks and other investment institutions.

On the other side of the coin, the United States economy continued to hum along at an agreeable pace. Economic growth was satisfactory; inflation remained benign; and with unemployment low, consumers felt secure enough to spend freely, especially during the critical holiday season.

---------------
* The Tax Free Money Market Portfolio's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

** An investment in either Portfolio is neither insured nor guaranteed by the FDIC or any other government agency. Although each Portfolio strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.

--------------------------------------------------------------------------------

INTEREST-RATE ENVIRONMENT

The big news was the Fed's decision to lower the fed funds rate, the rate at which banks charge one another for short-term loans, three times in the last four months of the year. Each time -- in September, October and November -- the Fed lowered the fed funds rate 25 basis points (0.25%), so that the rate stood at 4.75% at the end of the year. The Fed also lowered the discount rate, the rate that the Fed charges banks for overnight loans, twice in the same period, to 4.50%.

While these cuts were beneficial to long-term bonds, especially Treasuries, the short-term debt our Portfolios favor became more expensive. Yields dropped across the money market universe. The saving grace was an inflation rate well below 2%. This made money market yields relatively strong, on an inflation-adjusted basis.

INVESTMENT STRATEGY

In the Money Market Portfolio, we increased our holdings in U.S. Government securities. More than once in the last year, we have seen worried investors spark a "flight to quality" -- pouring money into super-safe Treasury debt. With many concerns throughout the world still unresolved, we felt it was prudent to increase our allocation to Treasury debt.

As of December 31, 1998, the Money Market Portfolio's average weighted maturity was 64 days, compared to 71 days at the end of June 1998, the time of our last semi annual report. We shortened our maturity structure in response to the fluid nature of global economic events, and in order to meet year-end redemptions. Nevertheless, we continued to maintain the Portfolio's maturity at five to ten days longer than the average money market fund, a strategy that served us well during the last year.

As of December 31, 1998, the Tax Free Money Market Portfolio maintained an average weighted maturity of 45 days, compared to 51 days at the end of June 1998, the time of our last semi annual report. The Portfolio continues to be managed to provide safety, convenience and federal tax-free income to investors.

OUR OUTLOOK FOR 1999

We expect to see U.S. economic growth slow somewhat as we move into 1999. We believe that portfolios with slightly longer-than-average maturities should do relatively well in such an environment.

As this report was written in mid-January, much of the economic uncertainty throughout the world remained unresolved. Complicating matters, Brazil found it necessary to devalue its currency, the real, leading to speculation that the earlier crises that swept through the Far East and Russia might finally be affecting Latin America. Such a trend could ignite another flight to quality into Treasury Bills or U.S. Government agency securities. If so, rates on short-term securities likely would fall further.

As we have written to you before, our primary objectives continue to be liquidity and quality. We will keep the Portfolios as liquid as possible, so that our shareholders can invest and redeem their money as often as it suits their investment needs. We also will continue to invest primarily in the highest quality, Tier 1 securities, minimizing any default risk to the Portfolios.

--------------------------------------------------------------------------------

                             Portfolio Composition*

COMMERCIAL PAPER                                              MUNICIPAL BONDS
----------------                                              ---------------
26.4                                                                73.6

                                  SHORT-TERM                             U.S.
                COMMERCIAL         CORPORATE      CERTIFICATES OF     GOVERNMENT       U.S. TREASURY      REPURCHASE
BANK NOTES         PAPER          OBLIGATIONS         DEPOSIT          AGENCIES         OBLIGATIONS       AGREEMENTS
----------      ----------        -----------     ---------------     ----------       -------------      ----------
1.7                35.8              15.6              23.3              20.0               2.1               1.5

*The composition of the Portfolios is subject to change. Percentages are based on total investments.

                                  PERFORMANCE

As of December 31, 1998, the 7-day and 30-day yields for the Portfolios were as follows:

                                                     7-DAY  30-DAY
                                                     YIELD  YIELD
                                                     -----  ------
Money Market Portfolio**...........................  4.35%  4.35%
Tax Free Money Market Portfolio**..................  2.81%  2.57%

** For the current 7-day yield as of December 31, 1998, the Portfolio's service contractors voluntarily waived a portion of their fees. If the service contractors had not waived a portion of their fees, the 7-day yield shown would have been 4.24% for the Money Market Portfolio and 2.50% for the Tax Free Money Market Portfolio. These voluntary waivers may be modified or terminated at any time, which would reduce the performance. Yields will vary with market conditions, and past performance is not a guarantee of future results.

   An investment in either Portfolio is neither insured nor guaranteed by the FDIC or any other government agency. Although each Portfolio strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                   MOODY'S/S&P                                          AMORTIZED
                                                     RATINGS                MATURITY     PRINCIPAL         COST
                                                   (UNAUDITED)      RATE      DATE        AMOUNT         (NOTE 2)
                                                 ----------------   ----    ---------   -----------   --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS  --  22.4%
U.S. TREASURY  --  2.1%
  U.S. Treasury Bill...........................     AAA/Aaa**       3.86%     4/22/99   $10,000,000   $    9,880,983
  U.S. Treasury Bill...........................     AAA/Aaa**       3.93      4/22/99    10,000,000        9,878,825
  U.S. Treasury Bill...........................     AAA/Aaa**       4.23     10/14/99    10,000,000        9,663,950
                                                                                                      --------------
                                                                                                          29,423,758
                                                                                                      --------------
AGENCY  --  20.3%
  Federal Farm Credit Bank.....................     AAA/Aaa**       5.26*     1/25/99    10,000,000       10,000,000
  Federal Home Loan Bank.......................     AAA/Aaa**       5.07*      1/5/99     5,000,000        4,999,482
  Federal Home Loan Bank.......................     AAA/Aaa**       4.85      1/19/99    14,500,000       14,500,000
  Federal Home Loan Bank.......................     AAA/Aaa**       5.01      2/26/99    10,000,000        9,922,067
  Federal Home Loan Bank.......................     AAA/Aaa**       5.26      10/5/99     5,500,000        5,500,000
  Federal Home Loan Bank.......................     AAA/Aaa**       5.30      10/6/99     5,000,000        5,000,000
  Federal Home Loan Bank.......................     AAA/Aaa**       5.30      10/8/99     5,000,000        5,000,000
  Federal Home Loan Bank.......................     AAA/Aaa**       4.92     10/27/99     5,000,000        5,000,000
  Federal Home Loan Bank.......................     AAA/Aaa**       5.00     10/27/99     6,000,000        6,000,000
  Federal Home Loan Bank.......................     AAA/Aaa**       5.08      11/9/99     5,000,000        4,998,664
  Federal Home Loan Bank.......................     AAA/Aaa**       5.00     12/29/99    10,000,000       10,000,000
  Federal Home Loan Mortgage Corp..............     AAA/Aaa**       5.08      1/14/99     9,700,000        9,682,206
  Federal Home Loan Mortgage Corp..............     AAA/Aaa**       4.95      2/17/99    25,000,000       24,838,438
  Federal Home Loan Mortgage Corp..............     AAA/Aaa**       4.92      3/19/99    20,000,000       19,789,533
  Federal National Mortgage Association........     AAA/Aaa**       5.08      1/26/99    14,265,000       14,214,676
  Federal National Mortgage Association........     AAA/Aaa**       4.96       2/5/99    10,000,000        9,951,778
  Federal National Mortgage Association........     AAA/Aaa**       4.98      3/10/99    30,000,000       29,717,801
  Federal National Mortgage Association........     AAA/Aaa**       4.85      3/15/99    15,400,000       15,248,545
  Federal National Mortgage Association........     AAA/Aaa**       4.88       4/1/99     5,000,000        4,939,000
  Student Loan Marketing Association...........     AAA/Aaa**       5.29*      1/5/99    15,000,000       14,998,656
  Student Loan Marketing Association...........     AAA/Aaa**       5.29*      1/5/99    15,000,000       15,000,000
  Student Loan Marketing Association...........     AAA/Aaa**       5.34*      1/5/99    15,000,000       15,000,000
  Student Loan Marketing Association...........     AAA/Aaa**       5.39*      1/5/99    15,000,000       15,000,000

                                                                       Continued

                                                   MOODY'S/S&P                                          AMORTIZED
                                                     RATINGS                MATURITY     PRINCIPAL         COST
                                                   (UNAUDITED)      RATE      DATE        AMOUNT         (NOTE 2)
                                                 ----------------   ----    ---------   -----------   --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS, CONTINUED:
AGENCY, CONTINUED:
  Student Loan Marketing Association...........     AAA/Aaa**       5.59%*     1/5/99   $ 5,000,000   $    5,000,000
  Student Loan Marketing Association...........      AAA/Aaa        5.00      1/14/00     6,500,000        6,500,000
                                                                                                      --------------
                                                                                                         280,800,846
                                                                                                      --------------
Total U.S. Government and Agency Obligations
  (Cost $310,224,604)..........................                                                          310,224,604
                                                                                                      --------------
BANK NOTES  --  1.7%
DOMESTIC  --  1.7%
  FCC National Bank............................      P-1/A-1        5.70       1/7/99    13,800,000       13,799,935
  LaSalle National Bank........................      P-1/A-1+       5.30      3/24/99    10,000,000       10,000,000
                                                                                                      --------------
Total Bank Notes (Cost $23,799,935)............                                                           23,799,935
                                                                                                      --------------
CERTIFICATES OF DEPOSIT  --  23.5%
DOMESTIC  --  7.4%
  American Express Centurion Bank..............      P-1/A-1        5.27       1/7/99    20,000,000       19,999,648
  American Express Centurion Bank..............      P-1/A-1        5.47      1/11/99    12,000,000       12,000,000
  American Express Centurion Bank..............      P-1/A-1        5.46      1/12/99    15,000,000       15,000,000
  Bankers Trust Co.............................      P-1/A-1        4.82*      1/4/99     6,000,000        5,998,218
  Bankers Trust Co.............................      P-1/A-1        4.93*      1/4/99    10,000,000        9,999,962
  Bankers Trust NY Corp........................      P-1/A-1        5.69       3/5/99     3,000,000        2,999,802
  First Tennessee Bank, NA -- Memphis..........      P-1/A-1        5.44      1/14/99    12,000,000       12,000,000
  Harris Trust & Savings Bank..................      P-1/A-1+       5.46       1/6/99    25,000,000       25,000,000
                                                                                                      --------------
                                                                                                         102,997,630
                                                                                                      --------------
EURO  --  1.1%
  Westdeutsche Landesbank Girozentrale.........      P-1/A-1+       5.63      1/14/99    15,000,000       15,000,471
                                                                                                      --------------
YANKEE  --  15.0%
  ABN AMRO Bank, N.V...........................      P-1/A-1+       5.66       7/6/99     5,000,000        5,004,354
  Bank of Nova Scotia..........................      P-1/A-1+       5.80      4/29/99    15,000,000       14,997,679
  Bank of Nova Scotia..........................      P-1/A-1+       5.56      8/25/99    10,000,000        9,997,519
  Credit Agricole Indosuez.....................      P-1/A-1+       5.75      5/19/99     7,000,000        6,997,593
  Credit Agricole Indosuez.....................      P-1/A-1+       5.73      5/26/99     6,000,000        6,006,486
  Deutsche Bank AG.............................      P-1/A-1+       5.64      3/22/99     5,000,000        4,999,727

                                                                       Continued

                                                   MOODY'S/S&P                                          AMORTIZED
                                                     RATINGS                MATURITY     PRINCIPAL         COST
                                                   (UNAUDITED)      RATE      DATE        AMOUNT         (NOTE 2)
                                                 ----------------   ----    ---------   -----------   --------------
CERTIFICATES OF DEPOSIT, CONTINUED:
YANKEE, CONTINUED:
  National Bank of Canada......................      P-1/A-1        5.21%      3/3/99   $20,000,000   $   20,000,670
  National Bank of Canada......................      P-1/A-1        5.70       3/5/99    11,000,000       10,999,457
  National Bank of Canada......................      P-1/A-1        5.76       6/9/99    10,000,000        9,998,331
  National Bank of Canada......................      P-1/A-1        5.76      6/10/99     6,000,000        5,998,969
  National Bank of Canada......................      P-1/A-1        5.70      7/20/99     7,000,000        6,998,095
  Rabobank Nederland...........................      P-1/A-1+       5.75      5/14/99    10,000,000        9,998,255
  Rabobank Nederland...........................      P-1/A-1+       4.96      5/20/99    20,000,000       19,996,359
  Royal Bank of Canada.........................      P-1/A-1+       5.70      6/23/99     8,000,000        7,999,075
  Societe Generale.............................      P-1/A-1+       5.46*      1/4/99     4,000,000        3,998,716
  Societe Generale.............................      P-1/A-1+       5.58      2/10/99     5,000,000        4,999,895
  Societe Generale.............................      P-1/A-1+       5.75       4/6/99     4,000,000        3,999,651
  Societe Generale.............................      P-1/A-1+       5.75       4/6/99     5,000,000        5,002,448
  Societe Generale.............................      P-1/A-1+       5.77      4/19/99     5,000,000        4,999,504
  Societe Generale.............................      P-1/A-1+       5.73       7/2/99     7,000,000        6,999,331
  Svenska Handelsbanken........................      P-1/A-1        5.54      2/23/99     4,000,000        3,999,656
  Svenska Handelsbanken........................      P-1/A-1        5.79       5/7/99     5,000,000        5,000,951
  Svenska Handelsbanken........................      P-1/A-1        5.78      5/28/99     5,000,000        5,004,694
  Svenska Handelsbanken........................      P-1/A-1        5.69      7/23/99     4,700,000        4,704,898
  Svenska Handelsbanken........................      P-1/A-1        5.60      8/20/99    12,000,000       11,996,332
  Toronto-Dominion Bank........................      P-1/A-1+       5.68       8/3/99     7,000,000        6,998,427
                                                                                                      --------------
                                                                                                         207,697,072
                                                                                                      --------------
Total Certificates of Deposit (Cost
  $325,695,173)................................                                                          325,695,173
                                                                                                      --------------
COMMERCIAL PAPER  --  36.1%
ASSET BACKED -- FINANCE  --  1.1%
  Beta Finance, Inc. (b).......................      P-1/A-1+       5.27       3/2/99    15,500,000       15,363,858
                                                                                                      --------------
ASSET BACKED -- MISCELLANEOUS  --  5.2%
  Asset Securitization Cooperative Corp. (b)...      P-1/A-1+       5.45      1/20/99    10,350,000       10,320,229
  Enterprise Funding Corp. (b).................      P-1/A-1+       6.09       1/8/99     7,057,000        7,048,643
  Preferred Receivables Funding Corp. (b)......      P-1/A-1        5.20      2/23/99    15,000,000       14,885,167

                                                                       Continued

                                                   MOODY'S/S&P                                          AMORTIZED
                                                     RATINGS                MATURITY     PRINCIPAL         COST
                                                   (UNAUDITED)      RATE      DATE        AMOUNT         (NOTE 2)
                                                 ----------------   ----    ---------   -----------   --------------
COMMERCIAL PAPER, CONTINUED:
ASSET BACKED -- MISCELLANEOUS, CONTINUED:
  Triple A One Funding (b).....................      P-1/A-1        5.50%      1/4/99   $25,000,000   $   24,988,542
  Variable Funding Corp. (b)...................      P-1/A-1        5.39      1/11/99    15,000,000       14,977,542
                                                                                                      --------------
                                                                                                          72,220,123
                                                                                                      --------------
AUTO-TRUCK  --  1.6%
  Ford Motor Credit Corp.......................      P-1/A-1        5.41       1/8/99    15,000,000       14,984,221
  Ford Motor Credit Corp.......................      P-1/A-1        5.20      2/18/99     7,000,000        6,951,467
                                                                                                      --------------
                                                                                                          21,935,688
                                                                                                      --------------
BANKING  --  8.5%
  Bank of Nova Scotia..........................      P-1/A-1+       6.25       1/8/99    25,000,000       24,969,618
  Bankers Trust Corp...........................      P-1/A-1        5.51      3/16/99     6,000,000        5,932,074
  Bankers Trust Corp...........................      P-1/A-1        5.46       4/5/99     5,000,000        4,928,749
  BBL North America, Inc.......................      P-1/A-1+       5.50       1/5/99    20,000,000       19,987,778
  BT Alex Brown Corp...........................      P-1/A-1        5.47      4/14/99     4,000,000        3,937,399
  Cregem N.A., Inc.............................      P-1/A-1+       5.24       1/7/99    15,000,000       14,986,900
  Cregem N.A., Inc.............................      P-1/A-1+       5.47       1/7/99    10,000,000        9,990,883
  Cregem N.A., Inc.............................      P-1/A-1+       5.10       3/4/99    20,000,000       19,824,333
  Nordbanken N.A., Inc.........................      P-1/A-1        5.10       3/8/99    15,000,000       14,859,750
                                                                                                      --------------
                                                                                                         119,417,484
                                                                                                      --------------
BROKER/DEALER  --  5.4%
  Goldman Sachs Group, L.P.....................      P-1/A-1+       5.05       1/4/99    34,000,000       33,985,693
  Lehman Brothers Holdings, Inc. (c)...........      P-2/A-1        5.53      2/19/99     5,000,000        4,962,365
  Merrill Lynch & Co., Inc.....................      P-1/A-1+       5.47      4/30/99    15,000,000       14,728,779
  Morgan Stanley, Dean Witter & Co.............      P-1/A-1        5.51*     1/11/99    10,000,000       10,000,000
  Morgan Stanley, Dean Witter & Co.............      P-1/A-1        5.42       1/6/99     6,000,000        5,995,483
  Morgan Stanley, Dean Witter & Co.............      P-1/A-1        5.20      3/26/99     5,000,000        4,939,333
                                                                                                      --------------
                                                                                                          74,611,653
                                                                                                      --------------
BUSINESS SERVICES  --  1.1%
  Block Financial Corp.........................      P-1/A-1        5.33      1/29/99    15,000,000       14,937,817
                                                                                                      --------------
CHEMICALS  --  0.5%
  Henkel Corp. (b).............................      P-1/A-1+       5.05      3/18/99     7,000,000        6,925,372
                                                                                                      --------------

                                                                       Continued

                                                   MOODY'S/S&P                                          AMORTIZED
                                                     RATINGS                MATURITY     PRINCIPAL         COST
                                                   (UNAUDITED)      RATE      DATE        AMOUNT         (NOTE 2)
                                                 ----------------   ----    ---------   -----------   --------------
COMMERCIAL PAPER, CONTINUED:
CONSUMER PRODUCTS  --  0.7%
  Procter & Gamble Co..........................      P-1/A-1+       5.15%     2/11/99   $10,000,000   $    9,941,347
                                                                                                      --------------
DRUGS & HEALTHCARE  --  2.2%
  Glaxo Wellcome, Inc. (b).....................      P-1/A-1+       5.45       1/6/99    20,000,000       19,984,861
  Pfizer, Inc. (b).............................      P-1/A-1+       5.13      2/12/99    10,000,000        9,940,150
                                                                                                      --------------
                                                                                                          29,925,011
                                                                                                      --------------
ELECTRONICS  --  0.9%
  Motorola, Inc................................      P-1/A-1+       4.85       4/1/99    13,000,000       12,842,375
                                                                                                      --------------
FINANCE-CONSUMER  --  1.8%
  Household Finance Corp.......................      P-1/A-1        5.13      1/29/99    25,000,000       24,900,250
                                                                                                      --------------
FINANCE-DIVERSIFIED  --  1.4%
  Associates Corp. of N.A......................      P-1/A-1+       5.32      1/13/99    10,000,000        9,982,266
  Associates Corp. of N.A......................      P-1/A-1+       5.20      1/22/99    10,000,000        9,969,667
                                                                                                      --------------
                                                                                                          19,951,933
                                                                                                      --------------
FOOD, BEVERAGE & TOBACCO  --  2.8%
  Campbell Soup Co. (b)........................      P-1/A-1+       5.12       9/3/99    10,000,000        9,651,556
  Diageo Capital PLC (b).......................      P-1/A-1        5.00      1/27/99    10,000,000        9,963,889
  Diageo Capital PLC (b).......................      P-1/A-1        5.15       2/3/99    19,000,000       18,910,304
                                                                                                      --------------
                                                                                                          38,525,749
                                                                                                      --------------
INSURANCE  --  1.3%
  Prudential Funding Corp......................      P-1/A-1        5.30      1/12/99    18,000,000       17,970,850
                                                                                                      --------------
MANUFACTURING -- DIVERSIFIED  --  1.0%
  BTR Dunlop Finance Inc. (b)..................      P-1/A-1        5.32      1/21/99    14,400,000       14,357,440
                                                                                                      --------------
UTILITIES -- ELECTRIC  --  0.6%
  Southern Company (b).........................      P-1/A-1        5.10       2/2/99     8,000,000        7,963,733
                                                                                                      --------------
Total Commercial Paper (Cost $501,790,683).....                                                          501,790,683
                                                                                                      --------------

                                                                       Continued

                                                   MOODY'S/S&P                                          AMORTIZED
                                                     RATINGS                MATURITY     PRINCIPAL         COST
                                                   (UNAUDITED)      RATE      DATE        AMOUNT         (NOTE 2)
                                                 ----------------   ----    ---------   -----------   --------------
SHORT-TERM CORPORATE OBLIGATIONS  --  15.7%
BANKING  --  1.2%
  Bankers Trust NY Corp........................      P-1/A-1        5.38%*    2/19/99   $ 9,800,000   $    9,799,868
  Norwest Corp.................................      P-1/A-1+       5.55      8/31/99     7,000,000        6,998,664
                                                                                                      --------------
                                                                                                          16,798,532
                                                                                                      --------------
BROKER/DEALER  --  9.3%
  Bear Stearns Companies, Inc..................      P-1/A-1        5.24*      1/5/99    10,000,000       10,000,000
  Bear Stearns Companies, Inc..................      P-1/A-1        5.56*      1/6/99     8,000,000        8,000,000
  Bear Stearns Companies, Inc..................      P-1/A-1        5.53*     1/20/99     6,000,000        6,000,000
  Bear Stearns Companies, Inc..................      P-1/A-1        5.80      4/26/99    10,000,000       10,000,000
  C.S. First Boston, Inc. (c)..................      P-1/A-1+       5.22*      1/5/99    25,000,000       25,000,001
  Lehman Brothers Holdings, Inc. (c)...........      P-2/A-1        4.91*      1/1/99     5,000,000        4,999,872
  Lehman Brothers Holdings, Inc. (c)...........      P-2/A-1        4.97*      1/4/99    10,000,000       10,000,000
  Lehman Brothers Holdings, Inc. (c)...........      P-2/A-1        5.04*      1/4/99    13,000,000       13,006,981
  Lehman Brothers Holdings, Inc. (c)...........      P-2/A-1        5.77*     1/25/99     5,000,000        5,002,709
  Lehman Brothers Holdings, Inc. (c)...........      P-2/A-1        5.68*     1/26/99     4,000,000        4,000,000
  Merrill Lynch & Co., Inc.....................      P-1/A-1+       4.85*      1/4/99     5,000,000        5,000,000
  Morgan Stanley Group, Inc....................      P-1/A-1        4.96*      1/4/99    17,000,000       17,000,000
  Morgan Stanley Group, Inc....................      P-1/A-1        5.63       3/1/99    10,900,000       10,900,361
                                                                                                      --------------
                                                                                                         128,909,924
                                                                                                      --------------
COMPUTER  --  0.4%
  IBM Credit Corp..............................      P-1/A-1        5.17*     3/11/99     5,000,000        5,000,000
                                                                                                      --------------
FINANCE-AIRCRAFT  --  0.5%
  International Lease Financing................      P-1/A-1+       7.41       9/1/99     7,500,000        7,591,584
                                                                                                      --------------
INSURANCE  --  2.6%
  Prudential Funding Corp. (b).................      P-1/A-1        5.14*      1/5/99     8,000,000        8,000,000
  Prudential Funding Corp. (b).................      P-1/A-1        5.16*      1/5/99    10,000,000       10,000,000
  Prudential Funding Corp. (b).................      P-1/A-1        5.20*      1/5/99     5,000,000        5,000,000
  Prudential Funding Corp. (b).................      P-1/A-1        5.26*      1/5/99     7,000,000        7,000,000
  Prudential Funding Corp. (b).................      P-1/A-1        5.52*      1/5/99     6,000,000        6,000,000
                                                                                                      --------------
                                                                                                          36,000,000
                                                                                                      --------------

                                                                       Continued

                                                   MOODY'S/S&P                                          AMORTIZED
                                                     RATINGS                MATURITY     PRINCIPAL         COST
                                                   (UNAUDITED)      RATE      DATE        AMOUNT         (NOTE 2)
                                                 ----------------   ----    ---------   -----------   --------------
SHORT-TERM CORPORATE OBLIGATIONS, CONTINUED:
MISCELLANEOUS  --  1.7%
  Beta Finance Inc. (b)........................      P-1/A-1+       5.77%     1/15/99   $15,000,000   $   15,000,000
  Beta Finance Inc. (b)........................      P-1/A-1+       5.56      2/16/99     5,000,000        5,000,000
  Beta Finance Inc. (b)........................      P-1/A-1+       5.70      3/10/99     4,000,000        4,000,000
                                                                                                      --------------
                                                                                                          24,000,000
                                                                                                      --------------
Total Short-Term Corporate Obligations (Cost
  $218,300,040)................................                                                          218,300,040
                                                                                                      --------------
REPURCHASE AGREEMENTS  --  1.5%
  S.G. Cowen Securities Corp., dated 12/31/98
    (Collateralized by $19,804,000 U.S.
    Treasury Notes, 5.88%, due 11/15/05, fair
    value  -- $21,292,532).....................                     4.80       1/4/99    20,871,000       20,871,000
                                                                                                      --------------
Total Repurchase Agreements (Cost
  $20,871,000).................................                                                           20,871,000
                                                                                                      --------------
Total Investments (Cost $1,400,681,435) (a)  --
  100.9%.......................................                                                        1,400,681,435
                                                                                                      --------------
Liabilities in excess of other
  assets  --  (0.9%)...........................                                                          (12,778,045)
                                                                                                      --------------
Total Net Assets  --  100.0%...................                                                       $1,387,903,390
                                                                                                      ==============

---------------
(a) Cost for federal income tax and financial reporting purposes are the same.

(b) Represents a restricted security, purchased under Rule 144A or Section 4(2), which is exempt from registration under the Security Act of 1933, as amended. These securities have been deemed liquid under guidelines established by the Board of Directors.

(c) Illiquid security.

 * Variable rate security. Rate presented represents the rate in effect at December 31, 1998. Maturity date presented reflects earlier of next rate change date or maturity date.

 ** Implied Long Term Rating.

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at amortized cost..............  $1,379,810,435
  Repurchase agreements, at cost............................      20,871,000
                                                              --------------
  Total Investments.........................................   1,400,681,435
  Cash......................................................             323
  Interest receivable.......................................      11,916,196
  Prepaid expenses and other assets.........................          17,775
                                                              --------------
Total assets................................................   1,412,615,729
                                                              --------------
LIABILITIES
  Dividends payable.........................................       2,568,050
  Payable for securities purchased..........................      21,000,000
  Accrued expenses and other payables:
    Advisory fees...........................................         122,658
    Administration fees.....................................         122,658
    Distribution fees.......................................         780,552
    Directors' fees.........................................           6,889
    Other...................................................         111,532
                                                              --------------
Total liabilities...........................................      24,712,339
                                                              --------------
NET ASSETS..................................................  $1,387,903,390
                                                              ==============
Shares Outstanding ($0.001 par value, 3 billion shares
  authorized):..............................................   1,388,763,271
                                                              ==============
Net Asset Value, Offering Price and Redemption Price per
  Share.....................................................           $1.00
                                                                       =====
COMPOSITION OF NET ASSETS
  Shares of common stock, at par............................  $    1,388,763
  Additional paid-in capital................................   1,387,405,939
  Accumulated net realized losses...........................        (891,312)
                                                              --------------
Net Assets..................................................  $1,387,903,390
                                                              ==============

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest....................................................                $74,096,359
Expenses
  Advisory fees.............................................  $ 1,328,616
  Administration fees.......................................    1,328,616
  Special management services fees..........................    1,328,616
  Distribution fees.........................................    7,981,102
  Accounting fees...........................................       58,223
  Transfer agent fees and expenses..........................      696,739
  Directors' fees...........................................       80,677
  Registration fees.........................................      646,062
  Custodian fees and expenses...............................      154,601
  Printing fees.............................................      103,959
  Legal fees................................................      102,505
  Other expenses............................................       33,276
                                                              -----------
    Total expenses before fee waivers.......................   13,842,992
    Less: Fee waivers.......................................   (1,439,052)
                                                              -----------
Total Expenses..............................................                 12,403,940
                                                                            -----------
Net Investment Income.......................................                 61,692,419
REALIZED GAINS ON INVESTMENT TRANSACTIONS
  Net realized gains on investment transactions.............                     87,896
                                                                            -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........                $61,780,315
                                                                            ===========

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year Ended          Year Ended
                                                               December 31,        December 31,
                                                                   1998                1997
                                                              ---------------     ---------------
INCREASE IN NET ASSETS
Operations
  Net investment income.....................................  $   61,692,419      $    50,905,104
  Net realized gains (losses) on investment transactions....          87,896               (3,332)
                                                              ---------------     ---------------
    Net increase in net assets resulting from operations....      61,780,315           50,901,772
                                                              ---------------     ---------------
Dividends to shareholders from net investment income........     (61,698,042)         (50,905,104)
                                                              ---------------     ---------------
Capital Share Transactions
  Proceeds from shares issued...............................   7,074,460,107        6,437,748,169
  Dividends reinvested......................................      59,507,058           48,756,978
  Cost of shares redeemed...................................  (6,897,157,916)      (6,342,754,703)
                                                              ---------------     ---------------
    Net increase in net assets from capital share
      transactions..........................................     236,809,249          143,750,444
                                                              ---------------     ---------------
Total Increase in Net Assets................................     236,891,522          143,747,112
NET ASSETS
  Beginning of period.......................................   1,151,011,868        1,007,264,756
                                                              ---------------     ---------------
  End of period.............................................  $1,387,903,390      $ 1,151,011,868
                                                              ===============     ===============
SHARE TRANSACTIONS
  Issued....................................................   7,074,460,107        6,437,748,169
  Reinvested................................................      59,507,058           48,756,978
  Redeemed..................................................  (6,897,157,916)      (6,342,754,703)
                                                              ---------------     ---------------
  Change in shares..........................................     236,809,249          143,750,444
                                                              ===============     ===============

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                      MOODY'S/S&P                                       AMORTIZED
                                                        RATINGS                MATURITY   PRINCIPAL        COST
                                                      (UNAUDITED)      RATE      DATE       AMOUNT       (NOTE 2)
                                                    ----------------   ----    --------   ----------   ------------
COMMERCIAL PAPER -- 26.2%
FLORIDA -- 1.7%
  Plaquemenes Port Authority, PCR (Tampa
    Electric)......................................     P-1/A-1        3.00%    3/4/99    $1,000,000   $  1,000,000
  Sarasota Public Hospital District (Sarasota
    Memorial)......................................    VMIG1/A-1+      3.00    1/25/99       750,000        750,000
                                                                                                       ------------
                                                                                                          1,750,000
                                                                                                       ------------
INDIANA -- 2.9%
  Beaver County, PCR (Duquesne Light Co.)..........    VMIG1/A-1       3.00    1/29/99       970,000        970,000
  City of Indianapolis Gas Utility System..........      P-1/NR        3.05    2/16/99     1,000,000      1,000,000
  City of Indianapolis Gas Utility System..........      P-1/NR        2.95    3/24/99     1,000,000      1,000,000
                                                                                                       ------------
                                                                                                          2,970,000
                                                                                                       ------------
MINNESOTA -- 1.0%
  City of Rochester Healthcare Facilities (Mayo
    Clinic)........................................     NR/A-1+        3.00    2/23/99     1,000,000      1,000,000
                                                                                                       ------------
NEBRASKA -- 2.9%
  Omaha Public Power District......................     P-1/A-1+       3.10    3/11/99     3,000,000      3,000,000
                                                                                                       ------------
PUERTO RICO -- 2.9%
  Puerto Rico Government Development Bank..........     NR/A-1+        2.90    1/19/99     1,000,000      1,000,000
  Puerto Rico Government Development Bank..........     NR/A-1+        3.00    1/25/99     1,000,000      1,000,000
  Puerto Rico Government Development Bank..........     NR/A-1+        2.95     3/5/99     1,000,000      1,000,000
                                                                                                       ------------
                                                                                                          3,000,000
                                                                                                       ------------
SOUTH CAROLINA -- 0.4%
  South Carolina Public Service Authority..........     P-1/A-1+       2.95    2/22/99       400,000        400,000
                                                                                                       ------------
TENNESSEE -- 1.0%
  Shelby County Tax Anticipation Notes.............     P-1/A-1+       3.15    2/12/99     1,000,000      1,000,000
                                                                                                       ------------
TEXAS -- 10.6%
  Brazos Harbor Industrial Development (Dow
    Chemical)......................................     P-1/A-1        3.00    2/17/99     1,500,000      1,500,000
  City of Fort Worth...............................      Aa2/Aa        5.50     3/1/99       500,000        501,918
  City of Houston Water & Sewer....................      NR/NR         3.25    2/23/99     1,000,000      1,000,000
  North Central Texas Health Facilities (Methodist
    Hospital)......................................     P-1/A-1+       3.15    2/12/99     1,000,000      1,000,000
  Port City Medical Clinic (Mobile Infirmary)......     P-1/A-1+       2.95    2/18/99     1,000,000      1,000,000

                                                                       Continued

                                                      MOODY'S/S&P                                       AMORTIZED
                                                        RATINGS                MATURITY   PRINCIPAL        COST
                                                      (UNAUDITED)      RATE      DATE       AMOUNT       (NOTE 2)
                                                    ----------------   ----    --------   ----------   ------------
COMMERCIAL PAPER, CONTINUED:
TEXAS, CONTINUED:
  San Antonio Electric and Gas.....................     P-1/A-1+       3.05%   1/21/99    $3,000,000   $  3,000,000
  State of Texas...................................     P-1/A-1+       2.95    7/23/99     1,000,000      1,000,000
  State of Texas...................................     P-1/A-1+       2.95    7/30/99     1,000,000      1,000,000
  State of Texas...................................     P-1/A-1+       2.95    8/20/99     1,000,000      1,000,000
                                                                                                       ------------
                                                                                                         11,001,918
                                                                                                       ------------
UTAH -- 1.8%
  Salt River Agricultural Improvement..............     P-1/A-1+       2.95    2/25/99     1,000,000      1,000,000
  Salt River Agricultural Improvement..............     P-1/A-1+       3.10     3/8/99       800,000        800,000
                                                                                                       ------------
                                                                                                          1,800,000
                                                                                                       ------------
VIRGINIA -- 1.0%
  Town of Louisa Industrial Development Authority
    (Virginia Electric Power)......................    VMIG1/A-1       3.05    1/29/99     1,000,000      1,000,000
                                                                                                       ------------
Total Commercial Paper (Cost $26,921,918)..........                                                      26,921,918
                                                                                                       ------------
MUNICIPAL BONDS -- 73.0%
ARIZONA -- 4.1%
  Maricopa County, PCR, Series B (Arizona Public
    Services Company)..............................     P-1/A-1+       5.10*    5/1/29       500,000        500,000
  Phoenix Industrial Development Authority,
    Multi-Family Housing (Southwest Villages)......     NR/A-1+        3.85*   12/1/06     2,200,000      2,200,000
  Pima County Industrial Development Authority
    Revenue (Tucson Electric Light & Power
    Improvements)..................................    VMIG1/A-1+      4.00*   12/1/22     1,500,000      1,500,000
                                                                                                       ------------
                                                                                                          4,200,000
                                                                                                       ------------
CALIFORNIA -- 2.4%
  California Higher Education Loan Authority Inc.,
    Student Loan Revenue, Series A.................     VMIG1/NR       3.75*    5/1/99**     500,000        500,000
  California Higher Education Loan Authority Inc.,
    Student Loan Revenue, Series D-2...............     VMIG1/NR       3.05     7/1/99**     500,000        500,000
  California School Cash Reserve Program Authority,
    Revenue Bonds..................................    MIG1/SP1+       4.50     7/2/99     1,000,000      1,003,650

                                                                       Continued

                                                      MOODY'S/S&P                                       AMORTIZED
                                                        RATINGS                MATURITY   PRINCIPAL        COST
                                                      (UNAUDITED)      RATE      DATE       AMOUNT       (NOTE 2)
                                                    ----------------   ----    --------   ----------   ------------
MUNICIPAL BONDS, CONTINUED:
CALIFORNIA, CONTINUED:
  Santa Cruz County Board of Education, Tax &
    Revenue Anticipation Notes.....................     NR/SP1+        4.00%   6/30/99    $  510,000   $    510,774
                                                                                                       ------------
                                                                                                          2,514,424
                                                                                                       ------------
COLORADO -- 1.0%
  Douglas County, Tax Anticipation Notes...........    MIG1/SP1+       3.75    6/30/99     1,000,000      1,003,873
                                                                                                       ------------
FLORIDA -- 4.4%
  Broward County School District, GO Mandatory Call
    2/15/99 @ 102..................................     AAA/Aaa        7.13    2/15/08       590,000        604,271
  Dade County Health Facilities Authority, Hospital
    Revenue (Miami Children's Hospital Project)....     NR/A-1+        3.40*    9/1/25     2,100,000      2,100,000
  Indian Trace Community Development District,
    Series A (Basin 1 Water Management)............    VMIG1/A-1+      3.40*   11/1/99     1,800,000      1,800,000
                                                                                                       ------------
                                                                                                          4,504,271
                                                                                                       ------------
GEORGIA -- 6.3%
  Burke County, Georgia Development Authority, PCR,
    Series A (Oglethorpe Power Corp.)..............    VMIG1/A-1+      3.85*    1/1/16     1,000,000      1,000,000
  Burke County Georgia Development Authority, PCR,
    Series A (Oglethorpe Power Corp.)..............    VMIG1/A-1+      3.85*    1/1/19     1,800,000      1,800,000
  De Kalb Private Hospital Authority, Revenue
    Anticipation Bonds (Eagleston Childrens Health
    Center)........................................    VMIG1/A-1+      3.90*   12/1/17     1,800,000      1,800,000
  Georgia Municipal Gas Authority Gas Revenue,
    Series B.......................................     NR/A-1+        3.90*    9/1/07     1,400,000      1,400,000
  Gwinett County Housing Authority, Multi-Family
    Housing (Post Court)...........................     NR/A-1+        4.00*    6/1/25       500,000        500,000
                                                                                                       ------------
                                                                                                          6,500,000
                                                                                                       ------------
IDAHO -- 0.8%
  Power County, PCR (FMC Corp.)....................     VMIG1/NR       5.15*   12/1/10       800,000        800,000
                                                                                                       ------------

                                                                       Continued

                                                      MOODY'S/S&P                                       AMORTIZED
                                                        RATINGS                MATURITY   PRINCIPAL        COST
                                                      (UNAUDITED)      RATE      DATE       AMOUNT       (NOTE 2)
                                                    ----------------   ----    --------   ----------   ------------
MUNICIPAL BONDS, CONTINUED:
ILLINOIS -- 12.1%
  Illinois Development Finance Authority, PCR (A.E.
    Staley Manufacturing Co.)......................      P-1/NR        3.85%*  12/1/05    $1,800,000   $  1,800,000
  Illinois Educational Facilities Authority Revenue
    (Field Museum of Natural History)..............    VMIG1/A-1+      3.65    1/28/99**   1,000,000      1,000,000
  Illinois Educational Facilities Authority
    Revenue, Series Cp-1 (DePaul University).......    VMIG1/A-1+      4.10*    4/1/26     1,800,000      1,800,000
  Illinois Health Facilities Authority Revenue
    (Combined Health & NW Community)...............     VMIG1/NR       3.55*   10/1/15     2,000,000      2,000,000
  Illinois Health Facilities Authority Revenue
    (Evanston Hospital Corp. Project)..............     VMIG1/NR       3.70     3/1/99**   1,000,000      1,000,000
  Illinois Health Facilities Authority Revenue
    (Evanston Northwestern Corp.)..................     VMIG1/NR       3.70*    6/1/32       500,000        500,000
  Illinois Health Facilities Authority Revenue,
    Series B (Advocate Health Care)................    VMIG1/A-1+      4.00*   8/15/22     1,960,000      1,960,000
  Illinois Health Facilities Authority Revenue,
    Series B (Elmhurst Memorial Hospital
    Project).......................................     VMIG1/NR       5.15*    1/1/20     1,000,000      1,000,000
  Illinois Health Facilities Authority Revenue,
    Series B (St. Luke's Medical Center)...........    VMIG1/A-1+      2.85*   11/15/23      500,000        500,000
  Illinois State Toll Highway Authority, Toll
    Highway Priority Refunding Revenue, Series B...    VMIG1/A-1+      3.85*    1/1/10     1,000,000      1,000,000
                                                                                                       ------------
                                                                                                         12,560,000
                                                                                                       ------------
INDIANA -- 1.0%
  Indiana Municipal Power Agency, Series A (Agency
    Power Supply System Revenue)...................    VMIG1/A-1+      3.95*    1/1/18     1,000,000      1,000,000
                                                                                                       ------------
KENTUCKY -- 0.5%
  Kentucky Asset Project Notes.....................    MIG1/SP1+       3.50    11/1/99       500,000        502,223
                                                                                                       ------------
LOUISIANA -- 1.5%
  Louisiana State Offshore Terminal Authority
    (Loop).........................................     NR/A-1+        4.00*    9/1/08       820,000        820,000
  Plaquemines Port Harbor & Term District (Chevron
    Pipe Line Co.).................................      P-1/Aa        3.85*    9/1/08       685,000        685,219
                                                                                                       ------------
                                                                                                          1,505,219
                                                                                                       ------------

                                                                       Continued

                                                      MOODY'S/S&P                                       AMORTIZED
                                                        RATINGS                MATURITY   PRINCIPAL        COST
                                                      (UNAUDITED)      RATE      DATE       AMOUNT       (NOTE 2)
                                                    ----------------   ----    --------   ----------   ------------
MUNICIPAL BONDS, CONTINUED:
MASSACHUSETTS -- 1.0%
  Massachusetts Municipal Wholesale Electrical
    Corp., Power Supply System Revenue, Series C...    VMIG1/A-1+      3.90%*   7/1/19    $1,000,000   $  1,000,000
                                                                                                       ------------
MICHIGAN -- 5.2%
  Michigan Municipal Bond Authority, Series D-1....     NR/SP1+        4.25    8/27/99       500,000        502,106
  Michigan State Hospital Finance Authority
    Revenue, Series A (St. Mary Hospital of Livonia
    Project).......................................    VMIG1/A-1       3.95*    7/1/17     1,900,000      1,900,000
  Michigan Strategic Fund, Ltd. Obligation.........     P-1/A-1+       3.75*    9/1/30       500,000        500,000
  University of Michigan Hospital, Revenue Bond,
    Series A.......................................    VMIG1/A-1+      5.15*   12/1/19       400,000        400,000
  University of Michigan Hospital, Revenue Bond,
    Series A-2.....................................    VMIG1/A-1+      5.15*   12/1/24     2,000,000      2,000,000
                                                                                                       ------------
                                                                                                          5,302,106
                                                                                                       ------------
NEVADA -- 1.8%
  Clark County Airport Improvement Revenue, Series
    A-1............................................    VMIG1/A-1+      3.85*    7/1/25     1,900,000      1,900,000
                                                                                                       ------------
NEW HAMPSHIRE -- 1.9%
  State Housing Finance Authority, Multi-Family
    Revenues (EQR Bond Partnership)................     VMIG1/NR       4.25*   9/15/26     1,400,000      1,400,000
  Stratford County Transportation Revenue, Bond
    Anticipation Notes.............................      NR/NR         4.30    4/15/99       594,516        595,014
                                                                                                       ------------
                                                                                                          1,995,014
                                                                                                       ------------
NEW JERSEY -- 1.0%
  New Jersey Transportation Funding Authority
    Revenue, Series A..............................      NR/NR         4.50    6/15/99       500,000        501,845
  South Jersey Transportation, Bond Anticipation
    Notes..........................................      NR/NR         2.95    11/3/99       500,000        500,000
                                                                                                       ------------
                                                                                                          1,001,845
                                                                                                       ------------
NEW MEXICO -- 2.7%
  New Mexico, Tax & Revenue Anticipation Notes.....    MIG1/SP1+       4.25    6/30/99       500,000        501,547
  University of New Mexico (University Revenue)....    VMIG1/A-1+      3.85*    6/1/06     2,300,000      2,300,000
                                                                                                       ------------
                                                                                                          2,801,547
                                                                                                       ------------

                                                                       Continued

                                                      MOODY'S/S&P                                       AMORTIZED
                                                        RATINGS                MATURITY   PRINCIPAL        COST
                                                      (UNAUDITED)      RATE      DATE       AMOUNT       (NOTE 2)
                                                    ----------------   ----    --------   ----------   ------------
MUNICIPAL BONDS, CONTINUED:
NEW YORK -- 4.3%
  Municipal Assistance Corporation for New York
    City, Revenue Bond, Subseries K-1..............    VMIG1/A-1+      3.80%*   7/1/08    $  500,000   $    500,000
  New York City Cultural Research Revenue (American
    Museum of Natural History).....................    VMIG1/A-1+      3.80*    4/1/21     2,000,000      2,000,000
  New York State Local Government Assistance Corp.
    Revenue, Series A..............................    VMIG1/A-1+      3.90*    4/1/22     1,400,000      1,400,000
  Schenectady New York City School District........      NR/NR         3.36    6/30/99       475,000        475,897
                                                                                                       ------------
                                                                                                          4,375,897
                                                                                                       ------------
NORTH CAROLINA -- 5.4%
  North Carolina Educational Facilities, Finance
    Agency Revenue, Series B (Duke University).....    VMIG1/A-1+      3.95*   12/1/21     1,700,000      1,700,000
  Union, North Carolina, PCR (Square D), Revenue
    Bonds..........................................     VMIG1/NR       4.00*    3/1/03     2,400,000      2,400,000
  University of North Carolina Chapel Hill
    Foundation (Certification of Participation)....     VMIG1/NR       4.05*   10/1/09     1,500,000      1,500,000
                                                                                                       ------------
                                                                                                          5,600,000
                                                                                                       ------------
OREGON -- 0.5%
  Multnomah County School District, Tax & Revenue
    Anticipation Notes.............................    MIG1/SP1+       4.25    6/30/99       500,000        501,426
                                                                                                       ------------
PENNSYLVANIA -- 6.0%
  Allegheny County Hospital Development Authority
    Revenue, Series B (Children's Hospital
    Pittsburgh)....................................    VMIG1/A-1       3.60*   12/1/15       700,000        700,000
  Delaware Valley Regulatory Financing Authority,
    Local Government Revenue.......................    VMIG1/A-1+      3.90*    8/1/16     1,000,000      1,000,000
  Delaware Valley Regulatory Financing Authority,
    Local Government Revenue, Series A.............    VMIG1/A-1+      3.90*   12/1/19     2,000,000      2,000,000
  North Umberland Industrial Development Authority
    Revenue (Merck Project)........................     NR/A-1+        4.25*   10/1/22     2,000,000      2,000,000
  Philadelphia, Tax & Revenue Anticipation Notes...    MIG1/SP1+       4.25    6/30/99       500,000        501,461
                                                                                                       ------------
                                                                                                          6,201,461
                                                                                                       ------------

                                                                       Continued

                                                      MOODY'S/S&P                                       AMORTIZED
                                                        RATINGS                MATURITY   PRINCIPAL        COST
                                                      (UNAUDITED)      RATE      DATE       AMOUNT       (NOTE 2)
                                                    ----------------   ----    --------   ----------   ------------
MUNICIPAL BONDS, CONTINUED:
SOUTH CAROLINA -- 1.0%
  South Carolina Jobs Economic Development
    Authority, Hospital Facilities Revenue.........     NR/A-1+        3.85%*  2/15/28    $1,000,000   $  1,000,000
                                                                                                       ------------
TEXAS -- 2.0%
  Hockley County PCR (Amoco Project)...............     P-1/A-1+       3.00*   5/1/99**      500,000        500,238
  Texas State, Series A58..........................    VMIG1/A-1+      5.35*   8/31/99     1,000,000      1,000,000
  Tom Green County Health Facilities Development
    Corp., Health Facilities Revenue (Universal
    Health Services)...............................     NR/A-1+        4.00*   12/1/15       600,000        600,000
                                                                                                       ------------
                                                                                                          2,100,238
                                                                                                       ------------
UTAH -- 1.0%
  Intermountain Power Authority, Series............    VMIG1/A-1+      3.30    3/15/99**   1,000,000      1,000,000
                                                                                                       ------------
WASHINGTON -- 1.9%
  Washington State, Series 96B, GO.................    VMIG1/A-1+      4.05*    6/1/20     2,000,000      2,000,000
                                                                                                       ------------

                                                                       Continued

                                                      MOODY'S/S&P                                       AMORTIZED
                                                        RATINGS                MATURITY   PRINCIPAL        COST
                                                      (UNAUDITED)      RATE      DATE       AMOUNT       (NOTE 2)
                                                    ----------------   ----    --------   ----------   ------------
MUNICIPAL BONDS, CONTINUED:
WISCONSIN -- 3.2%
  Kenosha Wisconsin University, GO, Tax & Revenue
    Anticipation Notes.............................     MIG1/NR        3.38%   9/28/99    $  500,000   $    500,000
  La Cross Wisconsin, PCR (Dairyland Power
    Cooperative)...................................    VMIG1/A-1+      5.10*    9/1/14     1,300,000      1,300,000
  Stoughton Wisconsin Area School District.........      NR/NR         3.25    10/29/99      950,000        950,000
  Wisconsin State, Operating Notes.................    MIG1/SP1+       4.50    6/15/99       500,000        502,097
                                                                                                       ------------
                                                                                                          3,252,097
                                                                                                       ------------
Total Municipal Bonds (Cost $75,121,641)...........                                                      75,121,641
                                                                                                       ------------
Total Investments (Cost $102,043,559)
  (a) -- 99.2%.....................................                                                     102,043,559
                                                                                                       ------------
Other assets in excess of liabilities -- 0.8%......                                                         777,373
                                                                                                       ------------
Total Net Assets -- 100.0%.........................                                                    $102,820,932
                                                                                                       ============

---------------

(a) Cost for federal income tax and financial reporting purposes are the same.

 * Floating or adjustable rate security. The coupon rate shown on floating or adjustable rates securities represents the rate at December 31, 1998.

 ** Put and demand features exist allowing the fund to require the repurchase of the investment within variable time periods ranging from daily, weekly, monthly or semi-annually. Maturity date reflects the next put date for these securities. For all other securities held by the Portfolio, maturity date reflects final maturity date.

GO = General Obligation
NR = Not rated
PCR = Pollution Control Revenue

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at amortized cost..............  $102,043,559
  Cash......................................................       421,338
  Interest receivable.......................................       546,791
  Prepaid expenses and other assets.........................        25,988
                                                              ------------
Total assets................................................   103,037,676
                                                              ------------
LIABILITIES
  Dividends payable.........................................       122,042
  Accrued expenses and other payables:
    Advisory fees...........................................         9,452
    Administration fees.....................................         5,671
    Distribution fees.......................................        40,645
    Directors' fees.........................................           489
    Other...................................................        38,445
                                                              ------------
Total liabilities...........................................       216,744
                                                              ------------
NET ASSETS..................................................  $102,820,932
                                                              ============
Shares Outstanding ($0.001 par value, 3 billion shares
  authorized):..............................................   102,818,676
                                                              ============
Net Asset Value, Offering Price and Redemption Price per
  Share.....................................................         $1.00
                                                                     =====

COMPOSITION OF NET ASSETS
  Shares of common stock, at par............................  $    102,819
  Additional paid-in capital................................   102,715,856
  Undistributed net investment income.......................           940
  Accumulated net realized gains............................         1,317
                                                              ------------
Net Assets..................................................  $102,820,932
                                                              ============

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest....................................................               $3,974,783
Expenses
  Advisory fees.............................................  $  113,647
  Administration fees.......................................     113,647
  Special management services fees..........................     113,647
  Distribution fees.........................................     681,887
  Accounting fees...........................................      30,012
  Transfer agent fees and expenses..........................      22,168
  Directors' fees...........................................       4,753
  Other expenses............................................      82,646
                                                              ----------
    Total expenses before fee waivers.......................   1,162,407
    Less: Fee waivers.......................................    (357,277)
                                                              ----------
Total Expenses..............................................                  805,130
                                                                           ----------
Net Investment Income.......................................                3,169,653
REALIZED GAINS ON INVESTMENT TRANSACTIONS
  Net realized gains on investment transactions.............                    3,211
                                                                           ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........               $3,172,864
                                                                           ==========

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year Ended      Year Ended
                                                              December 31,    December 31,
                                                                  1998            1997
                                                              ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income.....................................  $  3,169,653    $   2,676,436
  Net realized gains (losses) on investment transactions....         3,211             (954)
                                                              -------------   -------------
    Net increase in net assets resulting from operations....     3,172,864        2,675,482
                                                              -------------   -------------
Dividends to shareholders from net investment income........    (3,169,653)      (2,676,436)
                                                              -------------   -------------
Capital Share Transactions
  Proceeds from shares issued...............................   547,622,475      492,981,689
  Dividends reinvested......................................     3,105,194        2,390,128
  Cost of shares redeemed...................................  (551,308,528)    (472,381,555)
                                                              -------------   -------------
    Net increase (decrease) in net assets from capital share
      transactions..........................................      (580,859)      22,990,262
                                                              -------------   -------------
Total Increase (Decrease) in Net Assets.....................      (577,648)      22,989,308

NET ASSETS
  Beginning of period.......................................   103,398,580       80,409,272
                                                              -------------   -------------
  End of period.............................................  $102,820,932    $ 103,398,580
                                                              =============   =============
SHARE TRANSACTIONS
  Issued....................................................   547,622,475      492,981,689
  Reinvested................................................     3,105,194        2,390,128
  Redeemed..................................................  (551,308,528)    (472,381,555)
                                                              -------------   -------------
  Change in shares..........................................      (580,859)      22,990,262
                                                              =============   =============

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1998
--------------------------------------------------------------------------------

NOTE 1 -- GENERAL

    The Infinity Mutual Funds, Inc., (the "Fund") was organized as a Maryland corporation on March 6, 1990 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Fund operates as a series company currently comprising sixteen portfolios. The accompanying financial statements and notes relate only to the Correspondent Cash Reserves Money Market Portfolio (the "Money Market Portfolio") which commenced operations on May 20, 1991, and the Correspondent Cash Reserves Tax Free Money Market Portfolio (the "Tax Free Money Market Portfolio"), which commenced operations on October 7, 1996 (collectively the "Portfolios"). The Money Market Portfolio's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity by making investments in short-term money market obligations. The Tax Free Money Market Portfolio seeks to provide investors with as high a level of current income exempt from Federal income tax as is consistent with the preservation of capital and the maintenance of liquidity by investing in short-term municipal obligations.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by each Portfolio in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (GAAP). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A) Securities Valuation

     Securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

B) Security Transactions and Investment Income

     Security transactions are recorded on the trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Interest income, including accretion of discount and amortization of premium on investments, is accrued daily.

C) Repurchase Agreements

     The Portfolios may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller under a repurchase agreement is required to maintain the value of the collateral at not less than the repurchase price. Default by the seller would, however, expose the Portfolios to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of

                                                                       Continued
counterparties to honor the terms of the repurchase agreements. Accordingly, the Portfolios could receive less than the carrying value upon the sale of the underlying collateral securities.

D) Expenses

     Direct expenses of the Portfolios are borne solely by each Portfolio and general Fund expenses are allocated among the Fund's respective investment portfolios based on the relative net assets of each Portfolio.

E) Federal Income Taxes

     It is the policy of the Portfolios to meet the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of their income and gains to shareholders. Therefore, no federal income tax provision is required.

     At December 31, 1998, the Money Market Portfolio had capital loss carryovers of approximately $891,312 which are available to offset future net realized gains on securities transactions to the extent provided for in the Code. Such capital loss carryover will expire in fiscal year 2002.

F) Dividends and Distributions

     Dividends are declared daily to shareholders of record at the close of business on the day of declaration and are paid monthly. Distributions of net realized gains, if any, will be paid at least annually. Dividends and distributions are recorded on the ex-dividend date.

     Distributions from net investment income and from net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. As of December 31, 1998 a reclassification was made in the Tax Free Money Market Portfolio to increase undistributed net investment income and decrease accumulated net realized gain by $940. Distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of Paine Webber Incorporated ("Paine Webber"), serves as the Portfolios' investment adviser. BISYS Fund Services Limited Partnership ("BISYS") serves as the Portfolios' administrator and distributor of Portfolio shares. BISYS is a wholly owned subsidiary of The BISYS Group, Inc.

    As investment adviser, Mitchell Hutchins supervises and assists in the overall operations of the Portfolios. Pursuant to the terms of the Investment Advisory Agreement, Mitchell Hutchins is entitled to a fee, accrued daily and payable monthly, at an annual rate of 0.10% of the average daily net assets of each Portfolio.

                                                                       Continued

    As administrator, BISYS assists in supervising the operations of the Portfolios. For its services, BISYS is entitled to a fee, accrued daily and payable monthly, at an annual rate of 0.10% of the average daily net assets of each Portfolio. For the year ended December 31, 1998, BISYS waived fees of $47,448 with respect to the Tax Free Money Market Portfolio.

    Under the terms of the Special Management Services Agreement, the Portfolios have agreed to pay Mitchell Hutchins and BISYS each a monthly fee at the annual rate of 0.05% of the average daily net assets of each Portfolio for certain services, other than those provided pursuant to the Portfolios' Distribution Plan. These services include developing and monitoring customized investor programs including individual retirement accounts and other ERISA options, automatic deposit and withdrawal programs and other programs requested by certain securities dealers that have entered into securities clearing arrangements with Paine Webber. Mitchell Hutchins and BISYS collectively waived $1,328,616 for the Money Market Portfolio and $113,647 for the Tax Free Money Market Portfolio for the year ended December 31, 1998, under the Special Management Services Agreement, which represented 100% of the fee charged.

    The Portfolios have adopted a Distribution Plan pursuant to Rule 12b-1 under the Act. Pursuant to the Distribution Plan, the Portfolios are authorized to pay Correspondent Services Corporation (CSC), an affiliate of Paine Webber, and certain securities dealers that have entered into clearing arrangements with CSC, a monthly fee at an annual rate of up to 0.60% of the average daily net assets of each Portfolio's shares held in accounts serviced by such firms. Such fees will be paid in respect to certain services provided by such firms, including personal services relating to shareholder accounts and services related to the maintenance of such shareholder accounts. For the year ended December 31, 1998, CSC waived fees of $110,436 for the Money Market Portfolio and $196,182 for the Tax Free Money Market Portfolio.

    Certain directors and officers of the Fund are "affiliated persons" (as defined in the Act) of BISYS. Each "non-affiliated" director receives an annual fee of $12,000 and a meeting fee of $1,500 per meeting for services relating to the Fund.

NOTE 4 -- CONCENTRATION OF CREDIT RISK

    The Tax Free Money Market Portfolio invests substantially all of its assets in a diversified portfolio of high quality municipal obligations. The Portfolio had the following concentration by security type at December 31, 1998 (as a percentage of total investments):

Commercial Paper...................     27.3%
General Obligation.................      3.4%
Revenue Bonds:
  Utilities........................     18.9%
  Health...........................     18.1%
  Education........................     16.5%
  Transportation...................      4.4%
  Housing..........................      4.0%
  Other............................      7.4%
                                     --------
                                       100.0%
                                     ========

    The issuers' abilities to meet their obligations may be affected by domestic and foreign economic, regional and political developments.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                       YEAR ENDED
                                        ------------------------------------------------------------------------
                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                            1998           1997           1996           1995           1994
                                        ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF
 PERIOD...............................   $   0.9992     $   0.9991     $   0.9986      $ 0.9975       $ 0.9999
                                         ----------     ----------     ----------      --------       --------
Income from investment operations
 Net investment income................       0.0465         0.0467         0.0462        0.0512         0.0340
 Net realized gains (losses) on
   investment transactions............       0.0002         0.0001         0.0005        0.0011        (0.0024)
                                         ----------     ----------     ----------      --------       --------
 Total from investment operations.....       0.0467         0.0468         0.0467        0.0523         0.0316
                                         ----------     ----------     ----------      --------       --------
Dividends to shareholders from net
 investment income....................      (0.0465)       (0.0467)       (0.0462)      (0.0512)       (0.0340)
                                         ----------     ----------     ----------      --------       --------
Net change in net asset value.........       0.0002         0.0001         0.0005        0.0011        (0.0024)
                                         ----------     ----------     ----------      --------       --------
NET ASSET VALUE, END OF PERIOD........   $   0.9994     $   0.9992     $   0.9991      $ 0.9986       $ 0.9975
                                         ==========     ==========     ==========      ========       ========
Total Return..........................         4.75%          4.77%          4.72%         5.24%          3.45%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)....   $1,387,903     $1,151,012     $1,007,265      $779,011       $458,092
 Ratio of expenses to average net
   assets.............................         0.93%          0.95%          0.88%         0.85%          0.94%
 Ratio of net investment income to
   average net assets.................         4.64%          4.68%          4.65%         5.14%          3.47%
 Ratio of expenses to average net
   assets *...........................         1.04%          1.06%          1.01%         1.03%          1.12%

---------------
* During the period, certain fees and expenses were voluntarily waived and/or reimbursed. If such voluntary reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                              FOR THE PERIOD
                                                                      YEAR ENDED             FROM OCTOBER 7,
                                                              ---------------------------      1996 THROUGH
                                                              DECEMBER 31,   DECEMBER 31,      DECEMBER 31,
                                                                  1998           1997             1996*
                                                              ------------   ------------    ----------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $ 1.0000       $ 1.0000          $ 1.0000
                                                                --------       --------          --------
Income from investment operations
  Net investment income.....................................      0.0279         0.0286            0.0100
                                                                --------       --------          --------
  Total from investment operations..........................      0.0279         0.0286            0.0100
                                                                --------       --------          --------
Dividends to shareholders from net investment income........     (0.0279)       (0.0286)          (0.0100)
                                                                --------       --------          --------
Net change in net asset value...............................          --             --                --
                                                                --------       --------          --------
NET ASSET VALUE, END OF PERIOD..............................    $ 1.0000       $ 1.0000          $ 1.0000
                                                                ========       ========          ========
Total Return................................................        2.83%          2.90%             0.66%(a)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's).........................    $102,821       $103,399          $ 80,409
  Ratio of expenses to average net assets...................        0.71%          0.78%             0.74%(b)
  Ratio of net investment income to average net assets......        2.79%          2.86%             2.80%(b)
  Ratio of expenses to average net assets **................        1.02%          1.18%             1.20%(b)

---------------
  * Period from commencement of operations.
 ** During the period, certain fees and expenses were voluntarily waived and/or reimbursed. If such voluntary reductions and/or reimbursements had not occurred, the ratio would have been as indicated.
(a) Not annualized.
(b) Annualized.

See Notes to Financial Statements.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Shareholders and Board of Directors of
The Infinity Mutual Funds, Inc. --
The Correspondent Cash Reserves:

     We have audited the accompanying statements of assets and liabilities of The Infinity Mutual Funds, Inc. -- The Correspondent Cash Reserves (Correspondent Cash Reserves Money Market Portfolio and Correspondent Cash Reserves Tax Free Money Market Portfolio) including the schedules of portfolio investments, as of December 31, 1998, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of The Infinity Mutual Funds, Inc.'s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 1998, by confirmation with the custodian, correspondence with brokers and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned portfolios comprising The Infinity Mutual Funds, Inc. -- The Correspondent Cash Reserves as of December 31, 1998, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio

February 3, 1999

                               CORRESPONDENT CASH
                   --------------------------------------------
                                    RESERVES
                  --------------------------------------------

---------------------------------------------------
THE INFINITY MUTUAL FUNDS, INC.
3435 Stelzer Road
Columbus, OH 43219
---------------------------------------------------

INVESTMENT ADVISER
MITCHELL HUTCHINS ASSET MANAGEMENT INC.
1285 Avenue of the Americas
New York, NY 10019
---------------------------------------------------

ADMINISTRATOR AND DISTRIBUTOR
BISYS FUND SERVICES, LP
3435 Stelzer Road
Columbus, OH 43219
---------------------------------------------------

CUSTODIAN
THE BANK OF NEW YORK
90 Washington Street
New York, NY 10286
---------------------------------------------------

TRANSFER AGENT
& DIVIDEND DISBURSING AGENT
BISYS FUND SERVICES OHIO, INC.
3435 Stelzer Road
Columbus, OH 43219
---------------------------------------------------

AUDITORS
KPMG LLP
Two Nationwide Plaza
Columbus, OH 43215

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

                               CORRESPONDENT CASH
                  --------------------------------------------
                                    RESERVES
                  --------------------------------------------

                                      LOGO

                                 ANNUAL REPORT
                               ------------------
                               DECEMBER 31, 1998

               (LOGO)

COICCRD98A                                                                  2/99